Revenue from contracts with customers	12 Months Ended
Dec. 31, 2024
TextBlock [Abstract]
Revenue from contracts with customers
Note 5. Revenue from contracts with customers

	Year ended December 31, 202 4	Year ended December 31, 2023	Year ended December 31, 2022
Goods sold	1,647,768	1,168,774	1,187,660

Total revenue from contracts with customers	1,647,768	1,168,774	1,187,660

Recognized at a point in time	1,647,768	1,168,774	1,187,660

The Company’s transactions and main revenue are described in Note 2.4.7. Revenue is derived from contracts with customers.
5.1 Information broken down by revenue from contracts with customers

Type of products	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Revenues from crude oil sales	1,573,069	1,097,316	1,113,411
Revenues from natural gas sales	71,756	67,290	68,663
Revenues from LPG sales	2,943	4,168	5,586

Total revenue from contracts with customers	1,647,768	1,168,774	1,187,660

Distribution channels	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Exports of crude oil	807,526	642,155	604,977
Local crude oil	765,543	455,161	508,434
Local natural gas	51,898	46,931	55,132
Exports of natural gas	19,858	20,359	13,531
LPG sales	2,943	4,168	5,586

Total revenue from contracts with customers	1,647,768	1,168,774	1,187,660

5.2 Performance obligations
The Company’s performance obligations are related to the transfer of goods to customers. The E&P business involves all the activities related to Crude oil and Natural gas exploration, development and production. Revenue is mainly derived from the sale of produced Crude oil, Natural gas and LPG to third parties at a point in time.